Income Taxes (Details) - USD ($) $ in Millions	3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Taxes [Abstract]
Effective tax rate	0.00%	0.00%	0.08%	0.00%
Income taxes	$ 0.1	$ 0.1
Iincome tax benefit		$ 0.1
Operating loss carryforwards			$ 1.4